Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Current tax benefit
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred tax benefit
Federal	2,006,831	2,052,267
State	79,548	184,451
Change in valuation allowance	(2,086,379)	(2,236,718)
Deferred Income Tax Expense (Benefit)	0	0
Total tax expense	$ 0	$ 0